Accounts Payable and Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
The following table summarizes accounts payable and other accrued liabilities as of December 31, 2017 and 2016 (in thousands):

	December 31,
	2017	2016
Accounts payable	$10,546	$6,208
Sales taxes and vehicle licenses and fees	9,034	4,265
Accrued property and equipment	8,325	3,045
Accrued compensation and benefits	5,054	3,398
Accrued advertising costs	4,265	1,281
Accrued inventory costs	1,386	3,480
Other accrued liabilities	11,696	6,487
Total accounts payable and other accrued liabilities	$50,306	$28,164